PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated June 24, 2022,
to
Prospectuses dated May 1, 2022
for
PruLife® Custom Premier II Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

On January 3, 2022, Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. Due to this change, the Investment Manager for the Janus Henderson Overseas Portfolio (“the Fund”) has been revised. The Fund row in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	Janus Henderson Overseas Portfolio (Service) - Janus Henderson Investors US LLC	1.12%	13.29%	13.08%	5.98%

The following changes are effective as of June 13, 2022:
1.AST T. Rowe Price Large-Cap Growth Portfolio changed its name to AST Large-Cap Growth Portfolio and has a new subadvisory agreement.
2.The AST Loomis Sayles Large-Cap Growth Portfolio and AST MFS Growth Portfolio (each a merging Fund and collectively, “the merging Funds”) merged into the AST Large-Cap Growth Portfolio (“the successor Fund”). Premium allocation, DCA, auto-rebalancing, and allocated charges programs that include the merging Funds have been automatically updated to replace the merging Funds with the successor Fund.
Due to these changes, the rows for the merging Funds in Appendix A are hereby deleted, and the row for the AST T. Rowe Price Large-Cap Growth Portfolio in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / T. Rowe Price Associates, Inc; Jennison Associates LLC; ClearBridge Investments, LLC; Massachusetts Financial Services Company	0.88%^	17.11%	24.63%	20.03%
^The Fund’s annual current expense reflects temporary fee reductions.

PRODUCTSUP173
PCP2, PCP214, PCP215, PCP219

PROSPECTUS SUPPLEMENT

Also effective June 13, 2022, the PSF Natural Resources Portfolio (the “Fund”) has a new subadvisory agreement. The Fund row in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Specialty	PSF Natural Resources Portfolio (Class I) - PGIM Investments LLC / T. Rowe Price Associates, Inc.	0.50%^	25.50%	4.99%	(0.11)%
^The Fund’s annual current expense reflects temporary fee reductions.

On July 1, 2022, the AST T. Rowe Price Natural Resources Portfolio and PSF Global Portfolio (each a Fund, and collectively “the Funds”) will have restated expenses. The rows for the Funds in Appendix A are hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Specialty	AST T. Rowe Price Natural Resources Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / T. Rowe Price Associates, Inc.	0.90%^	23.80%	5.40%	3.67%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.73%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP173
PCP2, PCP214, PCP215, PCP219